TFS CAPITAL INVESTMENT TRUST

October 4, 2011

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TFS Capital Investment Trust File No. 333-113652

Ladies and Gentlemen:

On behalf of TFS Capital Investment Trust (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The interactive data file included as an exhibit to this filing relates to the supplement to the TFS Market Neutral Fund and TFS Small Cap Fund Prospectus and Statement of Additional Information and their respective Summary Prospectuses as filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on September 30, 2011; such supplement is incorporated by reference into this Rule 497 Document.

Please contact the undersigned at (513) 587-3406 if you have any questions.

Very truly yours,

Wade R. Bridge
Secretary